Goodwill (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of goodwill [Abstract]
Balances at beginning of the year	$ 1,631,094	$ 484,877	$ 454,295
Business combinations (Note 4)	0	1,042,163	0
Foreign currency effects	677	104,054	30,582
Balances at end of year	$ 1,631,771	$ 1,631,094	$ 484,877